Summary of Accounting Policies Summary of Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The accompanying Consolidated Financial Statements include the accounts of Pitney Bowes Inc. (we, us, our, or the company) and its wholly owned subsidiaries. The Consolidated Financial Statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). Intercompany transactions and balances have been eliminated. Certain prior year amounts have been reclassified to conform to the current year presentation.

During the year, we sold our International Management Services business (PBMSi), North America Management Services business (PBMS NA), Nordic furniture business and International Mailing Services business (IMS). Further, we made certain organizational changes and realigned our business units and segment reporting to reflect the clients we serve, the solutions we offer, and how we manage, review, analyze and measure our operations. Our historical results have been recast to present the operating results of divested businesses as discontinued operations and our segment results have been recast to conform to our new segment reporting. The cash flows from discontinued operations are not separately stated or reclassified in the accompanying Consolidated Statements of Cash Flows.

In April 2014, Pitney Bowes of Canada Ltd., a wholly owned subsidiary, completed the sale of its Document Imaging Solutions (DIS) business, which consisted of hardware (copiers and printers), document management software solutions and the related lease portfolio to Konica Minolta Business Solutions (Canada) Ltd. and a business equipment leasing services provider in two separate transactions. The results of operations of DIS were reclassified as discontinued operations (see Note 19).

Use of Estimates
Use of Estimates
The preparation of our financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, expenses and accompanying disclosures, including the disclosure of contingent assets and liabilities. These estimates and assumptions are based on management's best knowledge of current events, historical experience and other information available when the financial statements are prepared. These estimates include, but are not limited to, revenue recognition for multiple element arrangements, goodwill and intangible asset impairment review, allowance for doubtful accounts and credit losses, residual values of leased assets, useful lives of long-lived and intangible assets, restructuring costs, pensions and other postretirement costs, income tax reserves, deferred tax asset valuation allowance and loss contingencies. Actual results could differ from those estimates and assumptions.

Cash Equivalents and Short-Term Investments
Cash Equivalents and Short-Term Investments
Cash equivalents include short-term, liquid investments with maturities of three months or less at the date of purchase. Short-term investments include investments with a maturity of greater than three months but less than one year from the reporting date.

Investment Securities
Investment Securities
Investment securities that management has the positive intent and ability to hold to maturity are classified as held-to-maturity and are carried at amortized cost. Investment securities not classified as held-to-maturity are classified as available-for-sale and recorded at fair value, with unrealized gains and losses excluded from earnings and reported in other comprehensive income (loss), net of tax. Purchase premiums and discounts are recognized in interest income using the effective interest method over the terms of the securities. Gains and losses on the sale of available-for-sale securities are recorded on the trade date and are determined using the specific identification method. Investment securities are recorded on the Consolidated Balance Sheets as cash and cash equivalents, short-term investments and other assets depending on the type of investment and maturity.

Accounts Receivable and Allowance for Doubtful Accounts
Accounts Receivable and Allowance for Doubtful Accounts
We estimate our accounts receivable risks and provide an allowance for doubtful accounts accordingly. We evaluate the adequacy of the allowance based on historical loss experience, aging of receivables, adverse situations that may affect a customer's ability to pay and prevailing economic conditions and make adjustments to the allowance as necessary. This evaluation is inherently subjective and actual results may differ significantly from estimated reserves. Accounts receivable are generally due within 30 days after the invoice date. Accounts deemed uncollectible are written off against the allowance after all collection efforts have been exhausted and management deems the account to be uncollectible. We believe that our accounts receivable credit risk is limited because of our large number of customers, small account balances for most of our customers and customer geographic and industry diversification.

Finance Receivables and Allowance for Credit Losses
Finance Receivables and Allowance for Credit Losses
Finance receivables are composed of sales-type lease receivables and unsecured revolving loan receivables. We estimate our finance receivable risks and provide an allowance for credit losses accordingly. We evaluate the adequacy of the allowance for credit losses based on historical loss experience, the nature and volume of our portfolios, adverse situations that may affect a customer's ability to pay, prevailing economic conditions and our ability to manage the collateral and make adjustments to the allowance as necessary. This evaluation is inherently subjective and actual results may differ significantly from estimated reserves.

We establish credit approval limits based on the credit quality of the customer and the type of equipment financed. Our policy is to discontinue revenue recognition for lease receivables that are more than 120 days past due and for unsecured loan receivables that are more than 90 days past due. We resume revenue recognition when customer payments reduce the account balance aging to 60 days or less past due. Finance receivables deemed uncollectible are written off against the allowance after all collection efforts have been exhausted and management deems the account to be uncollectible. We believe that our finance receivable credit risk is limited because of our large number of customers, small account balances for most of our customers and customer geographic and industry diversification.

Inventories
Inventories
Inventories are stated at the lower of cost or market. Cost is determined on the last-in, first-out (LIFO) basis for most U.S. inventories and on the first-in, first-out (FIFO) basis for most non-U.S. inventories.

Fixed Assets and Depreciation
Fixed Assets and Depreciation
Property, plant and equipment and rental equipment are stated at cost and depreciated principally using the straight-line method over their estimated useful lives, which are up to 50 years for buildings, three to 15 years for machinery and equipment, four to six years for rental equipment and three to five years for computer equipment. Major improvements which add to productive capacity or extend the life of an asset are capitalized while repairs and maintenance are charged to expense as incurred. Leasehold improvements are amortized over the shorter of the estimated useful life or the remaining lease term.

Fully depreciated assets are retained in fixed assets and accumulated depreciation until they are removed from service. In the case of disposals, assets and related accumulated depreciation are removed from the accounts and the net amounts, less proceeds from disposal, are included in earnings.

Sofware Development Costs and Research and Development Costs
Software Development Costs
We capitalize certain costs of software developed for internal use. Capitalized costs include purchased materials and services, payroll and personnel-related costs and interest costs. The cost of internally developed software is amortized on a straight-line basis over its estimated useful life, principally three to 10 years.

Costs incurred for the development of software to be sold, leased or otherwise marketed are expensed as incurred until technological feasibility has been established, at which time such costs are capitalized until the product is available for general release to the public. Capitalized software development costs include purchased materials and services and payroll and personnel-related costs attributable to programmers, software engineers, quality control and field certifiers. Capitalized software development costs are amortized generally on a straight-line basis over the product's estimated useful life, principally three to five years. Software development costs capitalized were $4 million in both 2013 and 2012. Amortization of capitalized software development costs was $8 million, $10 million and $10 million for the years ended December 31, 2013, 2012 and 2011, respectively. At December 31, 2013 and 2012, capitalized software development costs included in other assets were $5 million and $9 million, respectively.

Research and Development Costs
Research and product development costs, which primarily included personnel-related costs, are expensed as incurred.  These costs include engineering costs related to research and product development activities.
During 2013, we determined that certain research and development costs should have been classified as cost of software. Accordingly, the Consolidated Statements of Income for the years ended December 31, 2012 and 2011 have been revised to reflect the correct classification, resulting in a decrease in research and development expenses and a corresponding increase in cost of software of $23 million and $20 million, respectively. This revision did not impact previously reported total costs and expenses, net income or earnings per share amounts and was not material to any of our previously issued financial statements.

Business Combinations
Business Combinations
We account for business combinations using the acquisition method of accounting, which requires that the assets acquired and liabilities assumed be recorded at the date of acquisition at their respective fair values. The fair value of intangible assets is estimated using a cost, market or income approach. Goodwill represents the excess of the purchase price over the estimated fair values of net tangible and intangible assets acquired. Finite-lived intangible assets are amortized over their estimated useful lives, principally three to 15 years, using either the straight-line method or an accelerated attrition method. Operating results of acquired companies are included in the consolidated financial statements from the date of acquisition.

Impairment Review for Long-lived Assets
Impairment Review for Long-lived Assets
Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be fully recoverable. The related estimated future undiscounted cash flows expected to result from the use of the asset and its eventual disposition is compared to the carrying amount. If the sum of the expected cash flows is less than the carrying amount, an impairment charge is recorded for an amount by which the carrying amount exceeds the fair value of the asset. The fair value of the impaired asset is determined using probability weighted expected cash flow estimates, quoted market prices when available and appraisals, as appropriate. We derive cash flow estimates from our long-term business plans and historical experience.

Impairment Review for Goodwill and Intangible Assets
Impairment Review for Goodwill and Intangible Assets
Goodwill is tested annually for impairment during the fourth quarter or sooner when circumstances indicate an impairment may exist, at the reporting unit level. A reporting unit is the operating segment, or a business that is one level below that operating segment. Reporting units are aggregated as a single reporting unit if they have similar economic characteristics. Goodwill is tested for impairment using a two-step approach. In the first step, the fair value of each reporting unit is determined and compared to the reporting unit's carrying value, including goodwill. If the fair value of a reporting unit is less than its carrying value, the second step of the goodwill impairment test is performed to measure the amount of impairment, if any. In the second step, the fair value of the reporting unit is allocated to the assets and liabilities of the reporting unit as if it had been acquired in a business combination and the purchase price was equivalent to the fair value of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to its assets and liabilities is referred to as the implied fair value of goodwill. The implied fair value of the reporting unit's goodwill is then compared to the actual carrying value of goodwill. If the implied fair value of goodwill is less than the carrying value of goodwill, an impairment loss is recognized for the difference. The fair value of a reporting unit is determined based on a combination of various techniques, including the present value of future cash flows, multiples of competitors and multiples from sales of like businesses.

Intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be fully recoverable. The related estimated future undiscounted cash flows expected to result from the use of the asset and its eventual disposition is compared to the carrying amount. If the sum of the expected cash flows is less than the carrying amount, an impairment charge is recorded. The impairment charge is measured as the amount by which the carrying amount exceeds the fair value of the asset. The fair value of the asset is determined using probability weighted expected cash flow estimates, quoted market prices when available and appraisals, as appropriate.

Retirement Plans
Retirement Plans
Actual pension plan results that differ from our assumptions and estimates are accumulated and amortized over the life expectancy of inactive plan participants and affect future pension cost. Net periodic pension cost includes current service cost, interest cost and return on plan assets. Net pension cost is also based on a market-related valuation of plan assets where differences between the actual and expected return on plan assets are amortized to pension cost over a five-year period. We recognize the funded status of pension and other postretirement benefit plans in the Consolidated Balance Sheets. Gains and losses, prior service costs and credits and any remaining transition amounts that have not yet been recognized in net periodic benefit cost are recognized in accumulated other comprehensive income, net of tax, until they are amortized as a component of net periodic benefit cost.

Stock-based Compensation
Stock-based Compensation
We measure compensation expense for stock-based awards based on the estimated fair value of the awards expected to vest (net of estimated forfeitures) and recognize the expense on a straight-line basis over the employee requisite service period. We estimate the fair value of stock awards using a Black-Scholes valuation model or a Monte Carlo simulation model for those awards that contain a market condition. We believe that the valuation techniques and the approach utilized to develop the underlying assumptions are appropriate in estimating the fair value of our stock awards. Estimates of fair value are not intended to predict actual future events or the value ultimately realized by employees and subsequent events are not indicative of the reasonableness of the original estimates of fair value.

Revenue Recognition
Revenue Recognition
We derive revenue from multiple sources including sales, rentals, financing and services. Certain transactions are consummated at the same time and generate revenue from multiple sources. The most common form of these transactions involves the sale or non-cancelable lease of equipment, a meter rental and an equipment maintenance agreement. In these multiple element arrangements, revenue is allocated to each of the elements based on relative “selling prices” and the selling price for each of the elements is determined based on vendor specific objective evidence. We establish vendor specific objective evidence of selling prices for our products and services based on the prices charged for each element when sold separately in standalone transactions. The allocation of relative selling price to the various elements impacts the timing of revenue recognition, but does not change the total revenue recognized. Revenue is allocated to the meter rental and equipment maintenance agreement elements using their respective selling prices charged in standalone and renewal transactions. For a sale transaction, revenue is allocated to the equipment based on a range of selling prices in standalone transactions. For a lease transaction, revenue is allocated to the equipment based on the present value of the remaining minimum lease payments. The amount allocated to equipment is compared to the range of selling prices in standalone transactions during the period to ensure the allocated equipment amount approximates average selling prices. More specifically, revenue related to our offerings is recognized as follows:

Sales Revenue
Sales of Equipment
We sell equipment directly to our customers and to distributors (re-sellers) throughout the world. We recognize revenue from these sales when the risks and rewards of ownership transfer to the customer, which is generally upon shipment or acceptance by the customer. We recognize revenue from the sale of equipment under sales-type leases as equipment revenue at the inception of the lease. We do not typically offer any rights of return or stock balancing rights. Sales revenue from customized equipment, mail creation equipment and shipping products is generally recognized when installed.

Sales of Supplies
Revenue related to supplies is recognized at the point of title transfer, which is generally upon delivery.

Standalone Software Sales and Integration Services
We recognize revenue from standalone software licenses upon delivery of the product when persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed and determinable and collectability is probable. For software licenses that are included in a lease contract, we recognize revenue upon shipment of the software unless the lease contract specifies that the license expires at the end of the lease or the price of the software is deemed not fixed or determinable based on historical evidence of similar software leases. In these instances, revenue is recognized on a straight-line basis over the term of the lease contract. We recognize revenue from software requiring integration services at the point of customer acceptance. We recognize revenue related to off-the-shelf perpetual software licenses upon transfer of title, which is generally upon shipment.

Rentals Revenue
We rent equipment, primarily postage meters and mailing equipment, under short-term rental agreements. Rental revenue includes revenue from the subscription for digital meter services. We may invoice in advance for postage meter rentals according to the terms of the agreement. We initially defer these advanced billings and recognize rental revenue on a straight-line basis over the invoice period. Revenues generated from financing customers for the continued use of equipment subsequent to the expiration of the original lease term are classified within rentals revenue.

We defer certain initial direct costs incurred in consummating a transaction and recognize these costs over the expected term of the agreement. Initial direct costs amortized in 2013, 2012 and 2011 were $11 million, $13 million and $19 million, respectively. Initial direct costs deferred at December 31, 2013 and 2012 were $26 million. These costs are included in rental property and equipment, net on our Consolidated Balance Sheets.

During the year, we determined that certain revenue previously reported as rentals revenue included a service component and should have been classified as support services revenue. Accordingly, the Consolidated Statements of Income for the years ended December 31, 2012 and 2011 have been revised to reflect the correct classification, resulting in a decrease in rentals revenue and corresponding increase in support services revenue of $19 million and $21 million, respectively. This revision did not impact previously reported revenue, net income or earnings per share amounts and was not material to any of our previously issued financial statements.

Financing Revenue
We provide lease financing for our products primarily through sales-type leases. We also provide revolving lines of credit to our customers for the purchase of postage and related supplies. We believe that our sales-type lease portfolio contains only normal collection risk. Accordingly, we record the fair value of equipment as sales revenue, the cost of equipment as cost of sales and the minimum lease payments plus the estimated residual value as finance receivables. The difference between the finance receivable and the equipment fair value is recorded as unearned income and is amortized as income over the lease term using the interest method.

Equipment residual values are determined at inception of the lease using estimates of equipment fair value at the end of the lease term. Estimates of future equipment fair value are based primarily on our historical experience. We also consider forecasted supply and demand for our various products, product retirement and future product launch plans, end of lease customer behavior, regulatory changes, remanufacturing strategies, used equipment markets, if any, competition and technological changes. We evaluate residual values on an annual basis or as changes to the above considerations occur.

Support Services Revenue
We provide support services for our equipment primarily through maintenance contracts. Revenue related to these agreements is recognized on a straight-line basis over the term of the agreement.

Business Services Revenue
Business services revenue includes revenue from mail services and marketing services. Mail services include the preparation, sortation and aggregation of mail to earn postal discounts and expedite delivery and e-commerce solutions for cross border transactions. Marketing services include direct mail marketing services. Revenue for these services is recognized as the services are provided.

Shipping and Handling	Shipping and Handling Shipping and handling costs are recognized as incurred and recorded in cost of revenues.
Product Warranties
Product Warranties
We provide product warranties in conjunction with the sale of certain products, generally for a period of 90 days from the date of installation. We estimate our liability for product warranties based on historical claims experience and other currently available evidence. Our product warranty liability at December 31, 2013 and 2012 was not material.

Deferred Marketing Costs
Deferred Marketing Costs
We capitalize certain direct mail, telemarketing, internet and retail marketing costs associated with the acquisition of new customers and recognize these costs over the expected revenue stream ranging from five to nine years. Deferred marketing costs expensed in 2013, 2012 and 2011 were $27 million, $30 million and $34 million, respectively. Deferred marketing costs included in other assets in the Consolidated Balance Sheets were $59 million and $73 million at December 31, 2013 and 2012, respectively. We review individual marketing programs for impairment on a quarterly basis or as circumstances warrant.

Restructuring Charges
Restructuring Charges
Costs associated with exit or disposal activities, including lease termination costs and employee severance costs associated with restructuring, are recognized when they are incurred. The cost and related liability for one-time benefit arrangements is recognized when they are both probable and reasonably estimable.

Derivative Instruments
Derivative Instruments
In the normal course of business, we are exposed to the impact of changes in interest rates and foreign currency exchange rates. We limit these risks by following established risk management policies and procedures, including the use of derivatives. We use derivative instruments to manage the related cost of debt and to limit the effects of foreign exchange rate fluctuations on financial results. Derivative instruments typically consist of interest-rate swaps, forward contracts and currency swaps depending upon the underlying exposure. We do not use derivatives for trading or speculative purposes.

We record our derivative instruments at fair value and the accounting for changes in fair value depends on the intended use of the derivative, the resulting designation and the effectiveness of the instrument in offsetting the risk exposure it is designed to hedge. To qualify as a hedge, a derivative must be highly effective in offsetting the risk designated for hedging purposes. The hedge relationship must be formally documented at inception, detailing the particular risk management objective and strategy for the hedge. The effectiveness of the hedge relationship is evaluated on a retrospective and prospective basis.

The use of derivative instruments exposes us to counterparty credit risk. To mitigate such risks, we enter into contracts with only those financial institutions that meet stringent credit requirements. We regularly review our credit exposure balances as well as the creditworthiness of our counterparties. We have not seen a material change in the creditworthiness of those banks acting as derivative counterparties.

Income Taxes
Income Taxes
We recognize deferred tax assets and liabilities for the future tax consequences attributable to differences between the carrying amounts of assets and liabilities and their respective tax bases. A valuation allowance is provided when it is more likely than not that a deferred tax asset will not be realized. The ultimate realization of deferred tax assets depends on the generation of future taxable income during the period in which related temporary differences become deductible. We consider the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in this assessment. Deferred tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date of such change.

Earnings per Share
Earnings per Share
Basic earnings per share is based on the weighted-average number of common shares outstanding during the year. Diluted earnings per share also includes the dilutive effect of outstanding stock options, market stock units, restricted stock, preference stock, preferred stock and stock purchase plans.

Translation of Non-U.S. Currency Amounts
Translation of Non-U.S. Currency Amounts
In general, the functional currency of our foreign operations is the local currency. Assets and liabilities of subsidiaries operating outside the U.S. are translated at rates in effect at the end of the period and revenue and expenses are translated at average monthly rates during the period. Net deferred translation gains and losses are included as a component of accumulated other comprehensive income.

Loss Contingencies
Loss Contingencies
In the ordinary course of business, we are routinely defendants in, or party to, a number of pending and threatened legal actions. On a quarterly basis, we review the status of each significant matter and assess the potential financial exposure. If the potential loss from any claim or legal action is considered probable and can be reasonably estimated, we establish a liability for the estimated loss. The assessment of the ultimate outcome of each claim or legal action and the determination of the potential financial exposure requires significant judgment. Estimates of potential liabilities for claims or legal actions are based only on information that is available at that time. As additional information becomes available, we may revise our estimates, and these revisions could have a material impact on our results of operations and financial position. Legal fees are expensed as incurred.

New Accounting Pronouncements	New Accounting PronouncementsIn January 2013, the Financial Accounting Standards Board issued Accounting Standards Update No. 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (ASU 2013-01). ASU 2013-01 requires an entity to disclose gross and net information about transactions that are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement, regardless of whether the transactions are actually offset in the statement of financial position. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The amounts impacting our disclosure were immaterial at December 31, 2013 and 2012.In February 2013, the Financial Accounting Standards Board issued Accounting Standards Update No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (ASU 2013-02). ASU 2013-02 requires an entity to present either parenthetically on the face of the financial statements, or in the notes, significant amounts reclassified from each component of accumulated other comprehensive income and the income statement line items affected by the reclassification. The new standard is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The adoption of this standard resulted in additional disclosures, but did not impact our financial condition, results of operations or cash flows.In March 2013, the Financial Accounting Standards Board issued Accounting Standards Update No. 2013-05, Foreign Currency Matters (ASU 2013-05). ASU 2013-05 resolves diversity in practice regarding the release into net income of the cumulative translation adjustment upon derecognition of a subsidiary or a group of assets within a foreign entity. The new guidance is effective for fiscal years beginning January 1, 2014. We do not expect the application of this new guidance will have a material impact on our financial condition or results of operations.In July 2013, the Financial Accounting Standards Board issued Accounting Standards Update No. 2013-11, Income Taxes (Topic 740) - Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward or Tax Credit Carryforward Exists (ASU 2013-11). ASU 2013-11 provides explicit guidance regarding the presentation in the statement of financial position of an unrecognized tax benefit when a net operating loss carryforward or a tax credit carryfoward exists. The new guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. We do not expect the application of this new guidance will have a material impact on our financial position.